Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2023
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Financial risk management

The Company’s activities expose it to a variety of financial risks. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. Risk management is carried out by the Company’s finance department in accordance with a policy approved by the Board of Directors. The Company’s finance department identifies, evaluates and hedges the financial risks. The Board of Directors provides written principles for the overall management of the risks.

Credit risk

Credit risk arises mainly from cash and cash equivalents, bank deposits, and trade receivables. The Company estimates that since the liquid instruments are mainly invested with highly rated institutions, the credit and interest risks associated with these balances are low. Credit risk of trade receivables is the risk that customers may fail to pay their debts. The Company mitigates the risk by ensuring its customers have sufficient funds to meet their needs and by selling to customers of high credit quality. No credit limits were exceeded in 2023 and 2022 and management does not expect any losses from non-performance by these counterparties beyond those that have already been recognized.

Foreign exchange risk

The Company operates internationally and is exposed to foreign exchange risk arising from foreign currency transactions, primarily with respect to the New Israeli Shekel (“NIS”). Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities denominated in foreign currency. These foreign currency-denominated transactions consist primarily of personnel, leases and other overhead costs. For the years ended December 31, 2023 and 2022, foreign currency exchange gains and losses were immaterial.

Liquidity risk

Prudent liquidity risk management requires maintaining sufficient cash and cash equivalents. The Company works to maintain sufficient cash and cash equivalents, taking into account forecasts as to the cash flows required to fund its activities, in order to minimize the liquidity risk to which it is exposed. Cash flow forecasting is performed by the Company’s finance department on a consolidated basis. The Company monitors rolling forecasts of the Company’s liquidity requirements to ensure it has sufficient cash to meet operational needs. Surplus cash held by the operating entities of the Company over and above the balance required for working capital management is invested in interest bearing current accounts and time deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the abovementioned forecasts.

The table below categorizes non-derivative financial liabilities into relevant maturity groupings based on the remaining period at financial position date to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows.

	Less than one year	Between one to two years	More than two years
	U.S. dollars in thousands
December 31, 2023:
Lease liabilities	370	303	220
Long-term loans	290	782	20
Accounts payable and accruals	2,808	-	-
	3,468	1,085	240
December 31, 2022:
Lease liabilities	204	13	-
Short-term bank loans	1,606	-	-
Long-term loans	617	540	66
Accounts payable and accruals	4,517	-	-
	6,944	553	66

Fair value estimation

Below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2); and

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

Level 3 financial instruments

As of December 31, 2023 and 2022, the Company has several financial liabilities measured at fair value through profit or loss, which met the level 3 criteria (see below). The following table presents the changes in level 3 financial liabilities for each of the three years in the period ended December 31, 2023:

Derivative financial instruments
Balance as of January 1, 2023	26
Initial recognition of financial liability	1,197
Classification of financial liability to equity	(1,116)
Changes within profit or loss	2
Balance as of December 31, 2023	109

Derivative financial instruments
Balance as of January 1, 2022	488
Changes within profit or loss	(462)
Balance as of December 31, 2022	26

	Contingent consideration	Derivative financial instruments	Total
Balance as of January 1, 2021	1,599	1,448	3,047
Payment of contingent consideration	(915)	-	(915)
Changes within profit or loss	(684)	(960)	(1,644)
Balance as of December 31, 2021	-	488	488

Financial instruments

Financial assets

	Financial assets measured at fair value	Financial assets at amortized cost	Total
	U.S. dollars in thousands
December 31, 2023
Cash and cash equivalents	-	10,872	10,872
Accounts receivable (excluding prepaid expenses)	-	2,194	2,194
Long-term restricted deposits	-	3	3
Long-term deposits	-	104	104
Equity securities	82	-	82
	82	13,173	13,255
December 31, 2022
Cash and cash equivalents	-	3,290	3,290
Accounts receivable (excluding prepaid expenses)	-	2,236	2,236
Short-term restricted deposits	-	560	560
Long-term restricted deposits	-	127	127
Long-term deposits	-	21	21
	-	6,234	6,234

Financial liabilities

	Financial liabilities measured at fair value	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
December 31, 2023
Lease liabilities	-	893	893
Accounts payable and accruals	-	2,808	2,808
Long-term loans	-	1,092	1,092
Derivative financial instruments	109	-	109
	109	4,793	4,902
December 31, 2022
Lease liabilities	-	217	217
Accounts payable and accruals	-	4,517	4,517
Short-term bank loans	-	1,606	1,606
Long-term loans	-	1,223	1,223
Derivative financial instruments	26	-	26
	26	7,563	7,589

Assets and liabilities which are not measured on a recurring basis at fair value, are presented at their carrying amount, which approximates their fair value.

Valuation processes of the Company

The Company used the Binomial model to evaluate the fair value of derivative financial instruments related to warrants previously granted to investors as of December 31, 2023 and 2022, using the following principal assumptions:

	Year ended December 31
	2023	2022
Risk-free interest rate	5.32%	4.59%
Expected term (in years)	0.43	1.43
Expected volatility	91%	69.28%

The Company also used the Black-Scholes model to evaluate the fair value of derivative financial instruments related to several warrants previously granted to investors as of December 31, 2023 and 2022, using the following principal assumptions:

Year ended December 31
	2023	2022
Risk-free interest rate	4.01%-4.92%	4.11%-4.73%
Expected term (in years)	0.86-2.99	0.92-3.99
Expected volatility	81.07%-94.33%	69.93%-98.87%

As of December 31, 2023 and 2022, derivative financial instruments totaled to $109 thousand and $26 thousand, respectively.

The Company issued warrants to investors under a private placement on September 14, 2023. See Note 14 for details regarding the valuation processes of the Company with respect to these warrants through the year ended December 31, 2023.

See Note 12 for details regarding the valuation processes of the Company with respect to options and RSUs granted through the years ended December 31, 2023 and 2022.